Geographical Information - Schedule of Revenues and Property and Equipment (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2025
Total Revenue [Member] | Geographic Concentration Risk [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, description	No individual country or area, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2023, 2024 and 2025, respectively.